Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of September 2014
Collection Period Start	1-Sep-14	Distribution Date	15-Oct-14
Collection Period End	30-Sep-14	30/360 Days	30
Beg. of Interest Period	15-Sep-14	Actual/360 Days	30
End of Interest Period	15-Oct-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	381,413,571.25	346,964,384.47	0.3839731
Total Securities		903,616,273.65	381,413,571.25	346,964,384.47	0.3839731
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.253600%	196,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.580000%	214,000,000.00	137,797,297.60	103,348,110.82	0.4829351
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	34,449,186.78	66,602.03	160.9775083	0.3112244
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	34,449,186.78	122,102.03

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				5,436,343.66
Monthly Interest				1,848,355.13
Total Monthly Payments				7,284,698.79

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				238,203.49
Aggregate Sales Proceeds Advance				11,219,192.89
Total Advances				11,457,396.38

Vehicle Disposition Proceeds:
Reallocation Payments				14,871,340.03
Repurchase Payments				1,519,909.53
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				13,246,755.51
Excess Wear and Tear and Excess Mileage				200,701.82
Remaining Payoffs				0.00
Net Insurance Proceeds				352,450.32
Residual Value Surplus				228,132.99
Total Collections				49,161,385.37

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	9,743,662.80			680
Involuntary Repossession	71,378.00			5
Voluntary Repossession	22,297.00			2
Full Termination	5,022,378.23			317
Bankruptcy	11,624.00			1
Insurance Payoff		348,092.22		18
Customer Payoff			350,939.46	19
Grounding Dealer Payoff			9,662,033.58	530
Dealer Purchase			2,450,570.65	128
Total	14,871,340.03	348,092.22	12,463,543.69	1,700

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of September 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	21,883	429,101,395.69	7.00000%	381,413,571.25
Total Depreciation Received		(6,274,419.87)		(5,122,190.20)
Principal Amount of Gross Losses	(35)	(627,869.43)		(557,139.13)
Repurchase / Reallocation	(96)	(1,740,001.12)		(1,519,909.53)
Early Terminations	(689)	(12,537,643.13)		(10,856,569.01)
Scheduled Terminations	(998)	(18,586,948.87)		(16,393,378.91)
Pool Balance - End of Period	20,065	389,334,513.27		346,964,384.47

Remaining Pool Balance
Lease Payment				47,719,640.61
Residual Value				299,244,743.86
Total				346,964,384.47

III. DISTRIBUTIONS

Total Collections					49,161,385.37
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					49,161,385.37

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					315,629.47
3. Reimbursement of Sales Proceeds Advance					10,785,013.88
4. Servicing Fee:
Servicing Fee Due					317,844.64
Servicing Fee Paid					317,844.64
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					11,418,487.99

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					66,602.03

Class A-3 Notes Monthly Interest Paid					66,602.03
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of September 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	122,102.03
Total Note and Certificate Monthly Interest Paid	122,102.03
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	37,620,795.35

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	34,449,186.78

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	34,449,186.78
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,171,608.57

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of September 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,171,608.57
Gross Reserve Account Balance		16,725,852.67
Remaining Available Collections Released to Seller		3,171,608.57
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.18
Monthly Prepayment Speed		90%
Lifetime Prepayment Speed		80%

	$	units
Recoveries of Defaulted and Casualty Receivables	486,950.82
Securitization Value of Defaulted Receivables and Casualty Receivables	557,139.13	35
Aggregate Defaulted and Casualty Gain (Loss)	(70,188.31)
Pool Balance at Beginning of Collection Period	381,413,571.25
Net Loss Ratio	-0.0184%

Cumulative Net Losses for all Periods	0.1730%	1,563,219.27

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,636,248.76	162
61-90 Days Delinquent	604,026.00	39
91-120+ Days Delinquent	326,850.90	18
Total Delinquent Receivables:	3,567,125.66	219
60+ Days Delinquencies as Percentage of Receivables	0.24%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	14,766,041.03	997
Securitization Value	16,456,112.64
Aggregate Residual Gain (Loss)	(1,690,071.61)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	148,949,802.51	9,580
Cumulative Securitization Value	161,401,989.37
Cumulative Residual Gain (Loss)	(12,452,186.86)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		16,661,970.72
Reimbursement of Outstanding Advance		10,785,013.88
Additional Advances for current period		11,219,192.89
Ending Balance of Residual Advance		17,096,149.73

Beginning Balance of Payment Advance		690,361.48
Reimbursement of Outstanding Payment Advance		315,629.47
Additional Payment Advances for current period		238,203.49
Ending Balance of Payment Advance		612,935.50

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of September 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No